Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Troubled Debt Restructurings that Subsequently Defaulted (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Troubled Debt Restructurings that Subsequently Defaulted [Line Items]
Number of contracts	1	0
Outstanding recorded investment	$ 640	$ 0
1-4 Family [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Troubled Debt Restructurings that Subsequently Defaulted [Line Items]
Number of contracts	1	0
Outstanding recorded investment	$ 640	$ 0